Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Abstract]
Income before income taxes	$ 17,309	$ 17,982	$ 10,781
Statutory tax rate in Israel	26.50%	25.00%	25.00%
Computed expected tax	4,587	4,496	2,695
Non-deductible operating expenses	476	205	159
Prior year adjustments	20	29	(12)
Change in valuation allowance			(63)
Tax effect due to "Approved/Benefited/ Preferred Enterprise" status	(2,588)	(4,396)	(2,063)
Taxes related to foreign jurisdictions	181	198	30
Changes in tax rate		399	(58)
Other	28	(26)	222
Income tax expense	$ 2,704	$ 905	$ 910